Shareholders' equity - Dividend (Details) - € / shares	Jul. 23, 2025	Jul. 01, 2025	May 23, 2025	Apr. 29, 2025	Apr. 01, 2025	Jan. 06, 2025	Oct. 01, 2024
Dividend
Dividend approved for the 2024 fiscal year (in Euros per share)			€ 3.22
First interim
Dividend
Dividend paid (in Euros per share)							€ 0.79
Interim dividend set by Board of Directors (in Euros per share)				€ 0.85
Second interim
Dividend
Dividend paid (in Euros per share)						€ 0.79
Interim dividend set by Board of Directors (in Euros per share)	€ 0.85
Third interim
Dividend
Dividend paid (in Euros per share)					€ 0.79
Final
Dividend
Dividend paid (in Euros per share)		€ 0.85